Leases - Schedule of Lease Cost and Supplemental Information (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Leases:
Lease cost	$ 36		$ 40	$ 112	$ 120	$ 159	$ 154
Finance Leases:
Amortization of ROU assets	1			2		1
Interest on lease liability				1		1
Total lease cost	$ 37		$ 40	$ 115	$ 120	$ 161	$ 154
Operating lease, Weighted-average remaining lease term (in years)	2 years 1 month 6 days	2 years 8 months 12 days		2 years 1 month 6 days		2 years 8 months 12 days	3 years 8 months 12 days
Operating lease, Weighted-average discount rate	8.50%	8.47%		8.50%		8.47%	8.44%
Finance lease, Weighted-average remaining lease term (in years)	3 years 10 months 24 days	4 years 7 months 6 days		3 years 10 months 24 days		4 years 7 months 6 days
Finance lease, Weighted-average discount rate	9.00%	9.00%		9.00%		9.00%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$ 114	$ 159				$ 159	$ 154
Operating cash flow from finance leases	1	1				1
Financing cash flow from finance leases	1	1				1
ROU assets obtained in exchange for lease obligations for:
Operating liabilities							468
Finance liabilities		$ 15				$ 15